Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Policy and Practices
It is the Company’s policy to generally grant equity awards, including stock options, outside of blackout periods under our insider trading policy. During 2025, the Compensation Committee did not consider material non-public information when determining the timing or terms of equity awards, and the Company did not time the disclosure of material non-public information for the purpose of affecting the value of any executive compensation awarded during the year.

Award Timing Method	It is the Company’s policy to generally grant equity awards, including stock options, outside of blackout periods under our insider trading policy.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	During 2025, the Compensation Committee did not consider material non-public information when determining the timing or terms of equity awards, and the Company did not time the disclosure of material non-public information for the purpose of affecting the value of any executive compensation awarded during the year.
MNPI Disclosure Timed for Compensation Value	false